Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	12.5 – 33
Manufacturing equipment	7
Office furniture and equipment	7– 15
Leasehold improvements	*
*Over the shorter of the expected lease term or estimated useful lives.

	December 31, 2021	December 31, 2020
Manufacturing equipment	$526	$509
Furniture and equipment	8,294	6,898
Leasehold improvements	6,637	6,430
Computers and software	22,735	18,931
	38,192	32,768

Less—accumulated depreciation	(21,436)	(16,662)
	$16,756	$16,106